Trading Properties	12 Months Ended
Jun. 30, 2019
Trading Properties [Abstract]
Trading properties

11.	Trading properties

Changes in the Group's trading properties for the fiscal years ended June 30, 2019 and 2018 were as follows:

	Completed properties	Properties under development (i)	Undeveloped sites	Total
At June 30, 2017	1,641	8,454	2,247	12,342
Additions	25	2,961	409	3,395
Financial costs capitalized	-	17	-	17
Cumulative translation adjustment	917	1,644	477	3,038
Transfers	2,545	(2,729)	(185)	(369)
Disposals	(1,038)	(1,864)	(80)	(2,982)
At June 30, 2018	4,090	8,483	2,868	15,441
IFRS 15 adjustment	(1,090)	(4,735)	-	(5,825)
Additions	-	2,521	43	2,564
Financial costs capitalized	-	12	-	12
Cumulative translation adjustment	(444)	(349)	(153)	(946)
Transfers	2,428	(1,961)	(430)	37
Impairment	-	-	(32)	(32)
Disposals	(3,105)	(2,297)	-	(5,402)
At June 30, 2019	1,879	1,674	2,296	5,849

	June 30, 2019	June 30, 2018
Non-current	5,483	10,344
Current	366	5,097
Total	5,849	15,441

(i)	Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group's borrowings. The net book value amounted to Ps. 407 and Ps. 407 as of June 30, 2019 and 2018, respectively. Additionally, the Group has contractual obligations not provisioned related to these plot of lands committed when certain properties were acquired or real estate projects were approved, and amount to Ps. 432 and Ps. 578, respectively. Both projects are expected to be completed in 2029.